Prepaid Expenses and Other Current Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepaid amount				¥ 3,600,000
Agreed to invest			¥ 4,500,000
Investment interest of Expenses Percent					13.50%
Provision for credit losses	¥ 3,845,273	$ 576,726
Bad debt expenses	333,725	$ 46,426	8,761,236	237,704
Bad debt write off			¥ 25,493	¥ 4,744,565